FEDERATED INSTITUTIONAL SHORT DURATION GOVERNMENT FUND

(A Portfolio of Federated Institutional Trust)
Supplement to Prospectus dated September 30, 1997

Please insert the following after the subsection entitled "Mortgage-Backed Securities" on page 3 of the Prospectus:

"Collateralized   Mortgage   Obligations   ("CMOs")  and  Real  Estate  Mortgage
Investment Conduits ("REMICs")

        CMOs are a type of mortgage-backed security issued as multiple class bonds and collateralized by pools of real estate mortgages. The CMOs in which the Fund invests are issued and guaranteed as to payment of principal and interest by the U.S. government or its agencies or instrumentalities. A REMIC is a CMO that qualifies and elects treatment as such under provisions of the Internal Revenue Code that provide for favorable federal tax treatment. The Fund will only purchase investment grade CMOs, as rated by a nationally recognized statistical rating organization. The Fund's investment in CMOs will meet interest rate risk testing requirements for investments by federal credit unions and other financial institutions."



                                February 6, 1998













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     Cusip 31420B102
     G02287-02 (2/98)
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FEDERATED INSTITUTIONAL SHORT DURATION GOVERNMENT FUND

(A Portfolio of Federated Institutional Trust)
Supplement to Statement of Additional Information dated September 30, 1997

Please insert the following after the subsection entitled "Mortgage-Backed Securities" on page 1 of the Statement of Additional Information:

"Collateralized   Mortgage   Obligations   ("CMOs")  and  Real  Estate  Mortgage
Investment Conduits ("REMICs")

The Fund will not invest in any CMO that meets any of the following three tests:
(1) the CMO has an expected average life greater than 10 years;
        (2) the average life of the CMO extends by more than four years assuming an immediate and sustained parallel shift in the yield curve of plus 300 basis points, or shortens by more than six years assuming an immediate and sustained parallel shift in the yield curve of minus 300 basis points; or (3) the estimated change in the price of the CMO is more than 17%, due to an immediate and sustained parallel shift in the yield curve of plus or minus 300 basis points.

        Neither test (1) nor (2) above apply to floating or adjustable rate CMOs with all of the following characteristics: (a) the interest rate of the instrument is reset at least annually; (b) the interest rate is below the contractual cap of the instrument; (c) the instrument is tied to a widely-used market rate; and (d) the instrument varies directly (not inversely) and is reset in proportion with the index's changes.

        The Fund may not purchase a residual interest in a CMO."

                                February 6, 1998









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     Cusip 31420B102
     G02287-03 (2/98)
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